Acquisitions and Divestitures - Sale of non-controlling interest in Odyssey Group (Details) - Odyssey Group Holdings, Inc. (Odyssey Group) $ in Millions	Dec. 15, 2021 USD ($)
Acquisitions and Divestitures
Percent of ownership interests sold	9.99%
Subsidiary of Canada Pension Plan Investment Board ("CPPIB") and OMERS
Acquisitions and Divestitures
Percent of ownership interests sold	9.99%
Cash transferred	$ 900.0
Equity gain	$ 429.1